BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

Organization and Operations

Kairos Pharma, Ltd. (the “Company” or “Kairos”) was incorporated on June 17, 2013 under the laws of the state of California as NanoGB13, Inc. The Company changed its name to Kairos Pharma, Ltd. on July 15, 2016 and subsequently converted into a Delaware corporation under the same name, Kairos Pharm, Ltd., on May 10, 2023. The Company is an early-stage biotechnology company focused on the development of immunotherapy and cell therapy treatments for oncology.

Basis of Presentation of Unaudited Financial Information

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

Liquidity and Capital Resources

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

During the year ended December 31, 2023, the Company incurred a net loss of $1,812 and had a shareholders’ deficit of $2,078 as of December 31, 2023. As reflected in the accompanying condensed consolidated financial statements, during the nine months ended September 30, 2024, the Company incurred a net loss of $1,623 and used cash in operations of $2,152.

During the nine months ended September 30, 2024, the Company closed its initial public offering (“IPO”) and received $5,524 of net proceeds, before deducting deferred offering costs. Due to the funds received through the IPO, as well as the conversion of convertible notes payable and certain accounts payable upon the closing of the IPO, the Company had shareholders’ equity of $3,332 at September 30, 2024. The Company now expects its cash, totaling $3,217 at September 30, 2024, to last at least 12 months from the issuance date of this filing.

The ability to continue as a going concern is dependent on the Company attaining and maintaining profitable operations in the future, which will primarily be accomplished by raising additional capital to meet its obligations and repay its liabilities arising from normal business operations when they come due. Since inception, the Company has funded its operations primarily through equity and debt financings and it expects to continue to rely on these sources of capital in the future until it is able to generate revenues.

No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, such financing may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.

Reverse Stock Split

On May 10, 2023, the Company effected a 1-for-2.5 reverse stock split of its common stock. The par value and the authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. The accompanying condensed consolidated financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.

Reincorporation

The Company’s Certificate of Incorporation, as filed with the State of Delaware on May 10, 2023, following the Company’s conversion from a California corporation into a Delaware corporation, authorizes the Company to issue up to 120,000,000 shares, consisting of 100,000,000 shares of common stock, par value of $0.001 per share, and 20,000,000 shares of preferred stock, par value $0.001 per share. The accompanying condensed consolidated financial statements and notes to the financial statements give retroactive effect to the reincorporation for all periods presented.

NOTE 1 – BASIS OF PRESENTATION

Organization and Operations

Kairos Pharma, Ltd. (the “Company” or “Kairos”) was incorporated on June 17, 2013 under the laws of the state of California as NanoGB13, Inc. The Company changed its name to Kairos Pharma, Ltd. on July 15, 2016 and subsequently converted into a Delaware corporation under the same name, Kairos Pharm, Ltd., on May 20, 2023. The Company is an early-stage biotechnology company, which is focused on the development of immunotherapy and cell therapy treatments for oncology.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company incurred a net loss of $1,812 during the year ended December 31, 2023, and had a shareholders’ deficit of $2,078 as of December 31, 2023. These factors raise substantial doubt, as defined under GAAP, about the Company’s ability to continue as a going concern for the twelve months following the issuance of these consolidated financial statements. Management’s plan to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its strategies. The financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2023, the Company had cash on hand in the amount of $93. The ability to continue as a going concern is dependent on the Company attaining and maintaining profitable operations in the future and raising additional capital to meet its obligations and repay its liabilities arising from normal business operations when they come due. Since inception, the Company has funded its operations primarily through equity and debt financings and it expects to continue to rely on these sources of capital in the future.

No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.

Stock Split

On April 28, 2022, the Company effected a 1.5-for-1 stock split of its common stock. The par value and the authorized shares of the Company’s common stock were not adjusted as a result of the stock split. The accompanying consolidated financial statements and notes to the financial statements give retroactive effect to the stock split for all periods presented.

Reverse Stock Split

On May 10, 2023, the Company effected a 1-for-2.5 reverse stock split of its common stock. The par value and the authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. The accompanying consolidated financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.

Reincorporation

The Company’s Certificate of Incorporation, as filed with the State of Delaware on May 10, 2023, following the Company’s conversion from a California corporation into a Delaware corporation, authorizes the Company to issue up to 120,000,000 shares, consisting of 100,000,000 shares of common stock, par value of $0.001 per share, and 20,000,000 shares of preferred stock, par value $0.001 per share. The accompanying consolidated financial statements and notes to the financial statements give retroactive effect to the reincorporation for all periods presented.